UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Secretary & Treasurer
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                    8/12/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-06287                        ABANCO Investments, Ltd.
     28-4558                         Parametric Portfolio Assoc.
     28-3420                         Ashford Capital Management
     28-04874                        Gardner Lewis Asset Management, LP
     -----------------------         --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total: $303
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                       FORM 13F INFORMATION TABLE
                                        BRANDYWINE MANAGERS, LLC
                                             JUNE 30, 2002

                            Title                Value      Shares or    SH/ PUT/  Investment     Other       Voting Authority
Name of Issuer              of Class  CUSIP      (x$1000)   Prin Amount  PRN CALL  Discretion    Managers   Sole   Shared   None
--------------------------  --------  ---------  --------   -----------  --------  ----------    --------  ------  ------   ----

AT&T Wireless Services Inc  Common    00209A106        81       13,900   SH        Shared-OTHER     1      13,900
JPS Industries, Inc.        Common    46624E405        70       17,275   SH        Shared-OTHER     1      17,275
KCS Energy Inc              Common    482434206        39       22,131   SH        Shared-OTHER     1      22,131
Lucent Technologies Inc     Common    549463107        23       13,700   SH        Shared-OTHER     1      13,700
OMI Corp New                Common    Y6476W104        76       18,500   SH        Shared-OTHER     1      18,500
Worldcom Inc GA New         Common    98157D106        14       17,300   SH        Shared-OTHER     1      17,300

--------------------------------------------------------------------------------------------------------------------------------
                                                      303      102,806















01864.0001 #343230